Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the period	$ 25,348
Adoption of ASC326	637
Additions		245
Reversal	(3,694)	245
Foreign currency translation	(1,101)	(8)
Balance at the end of the period	$ 21,190	$ 237